UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                   --------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): /  / is a restatement.
                                  /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD  2450
          Fort Worth , TX 76155


Form 13F File Number:  28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rosemary K. Behan
Title:     Vice President and General Counsel
Phone:    (817) 391-6170

Signature, Place, and Date of Signing:

  /s/ Rosemary K. Behan    Fort Worth, TX       May 15, 2012
  ----------------------   --------------       ------------
       [Signature]          [City, State]          [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
--------------------------------------------------

Form 13F File Number            Name

28-01006                Barrow, Hanley, Mewhinney & Strauss, LLC
28-05620                Brandes Investment Partners, LP
28-02204                Brandywine Global Investment Management, LLC
28-05563                Bridgeway Capital Management, Inc.
28-11166                Calamos Advisors LLC
28-13367                Dean Capital Management, LLC
28-06700                Dreman Value Management, LLC
28-02540                Fox Asset Management LLC
28-03578                Franklin Advisers, Inc.
28-00000                GAM International Management Ltd.
28-04636                Holland Capital Management LLC
28-10068                Hotchkis and Wiley Capital Management LLC
28-10469                Lazard Asset Management LLC
28-13608                Lee Munder Capital Group, LLC
28-04968                Massachusetts Financial Services Company
28-11866                Morgan Stanley Investment Management Inc.
28-11411                Opus Capital Group, LLC
28-10952                Pacific Investment Management Company LLC
28-11296                PENN Capital Management Company, Inc.
28-03791                Pzena Investment Management, LLC
28-12115                Signia Capital Management LLC
28-11261                Stephens Investment Management Group, LLC
28-01074                Templeton Investment Counsel, LLC
28-00242                The Boston Company Asset Management, LLC
28-04884                The Renaissance Group LLC
28-03676                Winslow Capital Management, Inc.
28-11061                Zebra Capital Management, LLC





                             FORM 13F SUMMARY PAGE
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Report Summary:

Number of Other Included Managers:          0
                                          -----

Form 13F Information Table Entry Total:     6
                                          -----

Form 13F Information Table Value Total:   $4,571
                                          ------
                                        (thousands)


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                                               FORM 13-F INFORMATION TABLE

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


COLUMN 1                     COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8

                             TITLE OF                  VALUE    SHRS OR  SH/ PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS        CUSIP     (x$1000)   PRN AMT  PRN CALL    DISCRETION    MANAGERS   SOLE  SHARED  NONE
--------------------------  ----------  ---------     -------  -------------------  ------------   --------   -------------------
DEX ONE CORP                   COM        25212W100     15      10,761    SH          DEFINED                 10,761

E TRADE
FINANCIAL CORP               NOTE 8/3     269246AZ7     257     240,000   PRN         DEFINED                 240,000

GENERAL MOTORS CO              COM        37045V100     164     6,381     SH          DEFINED                 6,381

                               NOTE
LIVE NATION ENTERTAINMENT INC  2.875% 7/1 538034AB5    2,964    3,100,000 PRN         DEFINED                 3,100,000

OMEGA HEALTHCARE INVESTORS     COM        681936100    1,169    55,000    SH          DEFINED                 55,000

SUPERMEDIA INC                 COM        868447103      2      1,037     SH          DEFINED                 1,037



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